Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0%

	522 Funding CLO, Series 2021-6A, Class A1R
$ 2,265,000	6.757%, TSFR3M + 1.412%, 10/23/34 (A)(B)	$2,255,786

	AASET Trust, Series 2020-1A, Class B
1,568,897	4.335%, 01/16/40 (B)	760,915

	Accelerated Assets, Series 2018-1, Class B
349,904	4.510%, 12/02/33 (B)	335,735

	ACHV ABS TRUST, Series 2023-1PL, Class D
700,000	8.470%, 03/18/30 (B)	707,540

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (B)	4,672,259

	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,577,573

	AGL CLO, Series 2020-3A, Class D
2,100,000	8.870%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,017,737

	AGL CLO, Series 2021-1A, Class DR
1,000,000	8.638%, TSFR3M + 3.312%, 10/20/34 (A)(B)	959,042

	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.920%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,110,305

	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	7.072%, 02/15/40 (B)(C)	1,824,308

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	8.738%, TSFR3M + 3.412%, 04/20/34 (A)(B)	635,954

	Allegro CLO VI, Series 2018-2A, Class D
250,000	8.320%, TSFR3M + 3.012%, 01/17/31 (A)(B)	225,714

	American Homes 4 Rent Trust, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (B)	3,877,070

	Atrium XV, Series 15A, Class D
845,000	8.607%, TSFR3M + 3.262%, 01/23/31 (A)(B)	818,652

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (B)	4,306,572

	Avis Budget Rental Car Funding AESOP, Series 2022-3A, Class A
2,815,000	4.620%, 02/20/27 (B)	2,726,230

	Bain Capital Credit CLO, Series 2018-2A, Class A1
2,220,000	6.662%, TSFR3M + 1.342%, 07/19/31 (A)(B)	2,209,570

	Bain Capital Credit CLO, Series 2021-2A, Class AR
2,220,000	6.670%, ICE LIBOR USD 3 Month + 1.100%, 10/17/32 (A)(B)	2,189,542

	Ballyrock CLO, Series 2018-1A, Class C
250,000	8.738%, TSFR3M + 3.412%, 04/20/31 (A)(B)	242,344

	Barings CLO, Series 2018-2A, Class C
620,000	8.270%, TSFR3M + 2.962%, 04/15/30 (A)(B)	602,517

1

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	Battalion CLO XVI, Series 2021-16A, Class ER
$ 830,000	12.188%, TSFR3M + 6.862%, 12/19/32 (A)(B)	$724,961

	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,757,610

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class A
2,489,226	4.213%, 12/16/41 (B)(C)	2,289,441

	Business Jet Securities, Series 2021-1A, Class C
542,180	5.067%, 04/15/36 (B)	503,653

	CAL Funding IV, Series 2020-1A, Class B
789,237	3.500%, 09/25/45 (B)	688,501

	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	6.768%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,824,057

	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3,230,000	3.350%, 02/10/27	3,124,673

	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,292,036

	CIFC Funding, Series 2017-5A, Class C
500,000	8.420%, TSFR3M + 3.112%, 11/16/30 (A)(B)	486,299

	CIFC Funding, Series 2018-1A, Class D
365,000	8.222%, TSFR3M + 2.912%, 04/18/31 (A)(B)	341,405

	CIG Auto Receivables Trust, Series 2021-1A, Class D
3,745,000	2.110%, 04/12/27 (B)	3,462,035

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,339,617

	CLI Funding VI, Series 2020-3A, Class B
715,750	3.300%, 10/18/45 (B)	628,082

	Clover CLO, Series 2021-2A, Class E
2,500,000	12.088%, TSFR3M + 6.500%, 07/20/34 (A)(B)	2,393,798

	Clover CLO, Series 2021-1A, Class ER
1,000,000	12.188%, TSFR3M + 6.862%, 04/20/32 (A)(B)	943,419

	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	983,169

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.597%, 03/15/52 (A)(B)	530,613

	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.600%, 05/15/52 (A)(B)	1,101,809

	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	497,247

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	11.420%, TSFR3M + 6.112%, 10/15/30 (A)(B)	477,736

2

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	Elmwood CLO VIII, Series 2021-1A, Class D1
$ 715,000	8.588%, TSFR3M + 3.262%, 01/20/34 (A)(B)	$698,019

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	11.588%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,242,325

	EWC Master Issuer, Series 2022-1A, Class A2
554,400	5.500%, 03/15/52 (B)	510,626

	Falcon Aerospace, Series 2017-1, Class A
524,640	4.581%, 02/15/42 (B)	490,539

	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (B)	2,593,157

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	611,629

	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	776,526

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,225,303

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,154,735

	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,695,346

	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	999,947

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	11.229%, TSFR3M + 5.850%, 11/22/31 (A)(B)	362,494

	Gilbert Park CLO, Series 2017-1A, Class D
707,000	8.520%, TSFR3M + 3.212%, 10/15/30 (A)(B)	673,060

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (B)	2,311,253

	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class E
1,000,000	9.370%, 01/15/30 (B)	983,577

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	8.238%, TSFR3M + 2.912%, 11/28/30 (A)(B)	244,536

	Greenwood Park CLO, Series 2018-1A, Class D
285,000	8.070%, TSFR3M + 2.762%, 04/15/31 (A)(B)	254,871

	Harbor Park CLO, Series 2018-1A, Class D
400,000	8.488%, TSFR3M + 3.162%, 01/20/31 (A)(B)	382,987

	Harbour Aircraft Investments, Series 2017-1, Class A
10,066,011	4.000%, 11/15/37	8,659,719

	Hertz Vehicle Financing III, Series 2022-1A, Class D
1,040,000	4.850%, 06/25/26 (B)	964,633

3

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	Hertz Vehicle Financing III, Series 2023-2A, Class D
$ 1,640,000	9.400%, 09/25/29 (B)	$1,652,021

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
107,872	4.000%, 02/25/32 (B)	102,969

	Hilton Grand Vacations Trust, Series 2022-2A, Class C
590,496	5.570%, 01/25/37 (B)	563,917

	Home Partners of America Trust, Series 2021-1, Class F
595,098	3.325%, 09/17/41 (B)	475,928

	Home Partners of America Trust, Series 2021-2, Class F
2,457,650	3.799%, 12/17/26 (B)	2,113,567

	Horizon Aircraft Finance I, Series 2018-1, Class A
984,952	4.458%, 12/15/38 (B)	849,507

	Horizon Aircraft Finance III, Series 2019-2, Class A
1,969,727	3.425%, 11/15/39 (B)	1,536,376

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (B)	941,510

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,113,753

	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,659,380	4.250%, 12/15/38 (B)	1,429,273

	KKR CLO, Series 2018-23, Class F
840,000	13.438%, TSFR3M + 8.112%, 10/20/31 (A)(B)	675,583

	KKR CLO, Series 2019-24, Class E
860,000	11.968%, TSFR3M + 6.642%, 04/20/32 (A)(B)	774,887

	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B
1,358,400	3.432%, 10/15/46 (B)	1,154,694

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	11.820%, TSFR3M + 6.512%, 10/15/34 (A)(B)	2,008,140

	Magnetite XXIX, Series 2021-29A, Class E
850,000	11.320%, TSFR3M + 6.012%, 01/15/34 (A)(B)	802,628

	MAPS, Series 2018-1A, Class B
1,076,808	5.193%, 05/15/43 (B)	745,689

	MAPS, Series 2021-1A, Class C
838,858	5.437%, 06/15/46 (B)	543,378

	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class C
2,500,000	5.200%, 09/21/26 (B)	2,380,235

	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,163,335

	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	586,201

4

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	MVW, Series 2022-1A, Class A
$ 2,072,434	4.150%, 11/21/39 (B)	$1,982,529

	Neuberger Berman Loan Advisers CLO, Series 2021-37A, Class AR
2,570,000	6.558%, TSFR3M + 1.232%, 07/20/31 (A)(B)	2,548,487

	Oaktree CLO, Series 2019-4A, Class E
265,000	12.818%, TSFR3M + 7.492%, 10/20/32 (A)(B)	245,857

	OCP CLO, Series 2018-15A, Class D
645,000	11.438%, TSFR3M + 6.112%, 07/20/31 (A)(B)	584,480

	OCP CLO, Series 2021-17A, Class ER
1,000,000	12.088%, TSFR3M + 6.762%, 07/20/32 (A)(B)	919,573

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	11.338%, TSFR3M + 6.012%, 10/20/30 (A)(B)	244,829

	OHA Credit Funding, Series 2021-2A, Class AR
2,300,000	6.745%, ICE LIBOR USD 3 Month + 1.150%, 04/21/34 (A)(B)	2,272,294

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	8.422%, TSFR3M + 3.112%, 01/18/34 (A)(B)	1,812,117

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	12.007%, TSFR3M + 6.662%, 10/22/36 (A)(B)	2,263,697

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.955%, ICE LIBOR USD 3 Month + 6.360%, 04/21/34 (A)(B)	427,414

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.838%, TSFR3M + 6.512%, 07/02/35 (A)(B)	2,305,728

	OHA Credit Partners XVI, Series 2021-16A, Class D
2,185,000	8.422%, TSFR3M + 3.112%, 10/18/34 (A)(B)	2,125,693

	OneMain Financial Issuance Trust, Series 2018-2A, Class A
207,874	3.570%, 03/14/33 (B)	205,146

	Orange Lake Timeshare Trust, Series 2019-A, Class D
673,128	4.930%, 04/09/38 (B)	629,428

	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	8.371%, TSFR3M + 3.050%, 11/14/34 (A)(B)	960,232

	Palmer Square CLO, Series 2021-1A, Class CR4
1,740,000	8.229%, TSFR3M + 2.850%, 05/21/34 (A)(B)	1,639,635

	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	11.620%, TSFR3M + 6.312%, 10/15/34 (A)(B)	1,794,968

	Palmer Square Loan Funding, Series 2021-1A, Class D
750,000	11.588%, TSFR3M + 6.262%, 04/20/29 (A)(B)	710,496

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	8.757%, TSFR3M + 3.412%, 07/24/31 (A)(B)	479,444

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	12.180%, TSFR3M + 6.872%, 07/15/34 (A)(B)	1,744,307

5

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
$ 2,646,500	3.251%, 12/05/51 (B)	$2,348,983

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (B)	1,399,772

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,649,467

	Prestige Auto Receivables Trust, Series 2023-1A, Class E
2,500,000	9.880%, 05/15/30 (B)	2,455,454

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (B)	585,197

	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (B)	312,935

	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (B)	2,156,802

	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (B)	793,260

	Progress Residential Trust, Series 2021-SFR4, Class F
2,175,000	3.407%, 05/17/38 (B)	1,910,983

	Rockford Tower CLO, Series 2017-3A, Class D
250,000	8.238%, TSFR3M + 2.912%, 10/20/30 (A)(B)	234,299

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	11.838%, TSFR3M + 6.512%, 04/20/34 (A)(B)	2,345,250

	RR, Series 2018-3A, Class CR2
250,000	8.070%, TSFR3M + 2.762%, 01/15/30 (A)(B)	231,501

	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	589,145

	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
354,896	11.366%, 12/15/32 (B)	357,687

	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	688,689

	SCF Equipment Leasing, Series 2022-2A, Class D
1,510,000	6.500%, 10/20/32 (B)	1,441,115

	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,241,810

	Shenton Aircraft Investment I, Series 2015-1A, Class A
702,990	4.750%, 10/15/42 (B)	593,049

	Sierra Timeshare Receivables Funding, Series 2020-2A, Class D
236,562	6.590%, 07/20/37 (B)	226,078

	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
429,184	3.170%, 11/20/37 (B)	391,758

6

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 59.0% (continued)

	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
$ 1,107,272	9.800%, 01/20/40 (B)	$1,112,440

	Sound Point CLO XIV, Series 2021-3A, Class B1R
2,470,000	7.107%, TSFR3M + 1.762%, 01/23/29 (A)(B)	2,457,638

	Stellar Jay Ireland DAC, Series 2021-1, Class A
329,944	3.967%, 10/15/41 (B)	267,090

	Sunnova Helios X Issuer, Series 2022-C, Class C
2,878,863	6.000%, 11/22/49 (B)	2,444,301

	Textainer Marine Containers VII, Series 2021-1A, Class B
562,352	2.520%, 02/20/46 (B)	471,637

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	11.838%, TSFR3M + 6.512%, 04/20/34 (A)(B)	602,744

	THL Credit Wind River, Series 2018-3A, Class D
280,000	8.538%, TSFR3M + 3.212%, 01/20/31 (A)(B)	254,878

	Trestles CLO II, Series 2018-2A, Class D
415,000	11.363%, TSFR3M + 6.012%, 07/25/31 (A)(B)	368,244

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	149,512

	VOLT XCIV, Series 2021-NPL3, Class A2
1,630,000	4.949%, 02/27/51 (B)(C)	1,328,341

	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (B)(C)	476,182

	WAVE Trust, Series 2017-1A, Class A
1,534,138	3.844%, 11/15/42 (B)	1,225,071

	Welk Resorts, Series 2019-AA, Class D
202,476	4.030%, 06/15/38 (B)	194,807

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,099,122	4.750%, 09/15/43 (B)(C)	1,763,283

	Willis Engine Structured Trust IV, Series 2018-A, Class B
2,009,444	5.438%, 09/15/43 (B)(C)	1,507,083

	Willis Engine Structured Trust V, Series 2020-A, Class A
1,018,138	3.228%, 03/15/45 (B)	859,207

	Willis Engine Structured Trust V, Series 2020-A, Class C
1,478,515	6.657%, 03/15/45 (B)	1,027,568

	Willis Engine Structured Trust VI, Series 2021-A, Class A
880,541	3.104%, 05/15/46 (B)	700,766

	Total Asset-Backed Securities (Cost $190,145,046)	181,954,779

7

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.3%

	BANK, Series BN34, Class A5
$ 1,000,000	2.438%, 06/15/63	$799,696

	BBCMS Mortgage Trust, Series BID, Class A
2,885,000	7.477%, TSFR1M + 2.254%, 10/15/37 (A)(B)	2,740,269

	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,442,249

	Benchmark Mortgage Trust, Series B31, Class A5
1,000,000	2.669%, 12/15/54	820,628

	Benchmark Mortgage Trust, Series B11, Class A5
943,000	3.542%, 05/15/52	835,438

	BPR Trust, Series 2021-NRD, Class F
2,545,000	12.092%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,268,130

	BPR Trust, Series 2022-SSP, Class A
2,920,000	8.222%, TSFR1M + 3.000%, 05/15/39 (A)(B)	2,897,690

	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.853%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,120,555

	BPR Trust, Series STAR, Class A
1,530,000	8.454%, TSFR1M + 3.232%, 08/15/24 (A)(B)	1,516,810

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
949,716	8.836%, TSFR1M + 3.614%, 11/15/31 (A)(B)	786,380

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,312,558	9.836%, TSFR1M + 4.614%, 11/15/31 (A)(B)	1,685,785

	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.940%, 05/10/47 (A)(B)	3,197,635

	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.300%, 12/10/44 (A)	13,855

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.300%, 12/10/44 (A)(B)	1,033,925

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.641%, 10/15/45 (A)(B)	680,303

	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.874%, 08/15/45 (A)(B)	890,038

	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	701,133

	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	315,345

	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (B)	679,586

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	2,779,672

8

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.3% (continued)

	Extended Stay America Trust, Series 2021-ESH, Class F
$ 2,853,646	9.036%, TSFR1M + 3.814%, 07/15/38 (A)(B)	$2,739,230

	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.152%, 08/10/44 (A)(B)	69,501

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.152%, 08/10/44 (A)(B)	1,454,777

	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.946%, 07/10/46 (A)(B)	431,153

	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	5.001%, 04/10/47 (A)	2,359,813

	GS Mortgage Securities Trust, Series PEMB, Class A
615,000	3.550%, 03/05/33 (A)(B)	542,363

	GS Mortgage Securities Trust, Series BWTR, Class A
3,895,000	2.954%, 11/05/34 (B)	2,807,996

	GS Mortgage Securities Trust, Series GC22, Class D
3,000,000	4.686%, 06/10/47 (A)(B)	2,011,944

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	2,908,962

	JPMBB Commercial Mortgage Securities Trust, Series C24, Class AS
230,000	3.914%, 11/15/47 (A)	217,512

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013- LC11, Class C
945,000	3.958%, 04/15/46 (A)	692,213

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,093,452

	Med Trust, Series MDLN, Class A
527,469	6.287%, TSFR1M + 1.064%, 11/15/38 (A)(B)	514,748

	Med Trust, Series MDLN, Class C
2,980,695	7.137%, TSFR1M + 1.914%, 11/15/38 (A)(B)	2,879,879

	Med Trust, Series MDLN, Class D
895,701	7.337%, TSFR1M + 2.114%, 11/15/38 (A)(B)	854,187

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C31, Class A5
305,000	3.102%, 11/15/49	277,110

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.326%, 08/15/46 (A)	2,293,504

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,025,923

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	1,949,597

9

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.3% (continued)

	Morgan Stanley Capital I Trust, Series C4, Class D
$ 538,450	5.164%, 03/15/45 (A)(B)	$499,981

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.280%, 10/15/30 (A)(B)	530,888

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.280%, 10/15/30 (A)(B)	184,849

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A)(B)	1,404,026

	Starwood Retail Property Trust, Series 2014-STAR, Class A
375,160	8.250%, Prime Rate + 0.000%, 11/15/27 (A)(B)	269,501

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.250%, Prime Rate + 0.000%, 11/15/27 (A)(B)(D)	159,250

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	8.250%, Prime Rate + 0.000%, 11/15/27 (A)(B)(D)	37,850

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.208%, 12/15/51 (A)	1,452,662

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
790,196	4.700%, 05/10/63 (A)(B)	23,785

	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	551,822

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.060%, 06/15/49 (A)	2,237,702

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.120%, 11/15/59 (A)	340,047

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	5.855%, 03/15/44 (A)(B)	269,097

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	4.847%, 06/15/44 (A)(B)	592,040

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.847%, 06/15/44 (A)(B)	1,156,683

	WFRBS Commercial Mortgage Trust, Series C24, Class C
255,000	4.290%, 11/15/47 (A)	204,256

	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.328%, 12/15/45 (A)	1,464,382

	Total Commercial Mortgage-Backed Obligations (Cost $87,861,804)	68,707,807

10

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.4%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
$ 253,948	5.500%, 04/25/34	$243,955

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
488,809	6.000%, 09/25/34	478,690

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
120,410	5.750%, 01/25/35	113,890

	Alternative Loan Trust, Series 2004-14T2, Class A11
176,030	5.500%, 08/25/34	165,943

	Alternative Loan Trust, Series 2005-J1, Class 2A1
38,571	5.500%, 02/25/25	37,528

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
314,048	5.500%, 10/25/33	299,234

	Banc of America Funding Trust, Series 2005-7, Class 3A1
306,328	5.750%, 11/25/35	297,323

	Banc of America Funding Trust, Series 2007-4, Class 5A1
67,373	5.500%, 11/25/34	59,388

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
219,204	5.627%, 08/25/34 (A)	202,679

	CIM TRUST, Series 2022-R2, Class A1
941,448	3.750%, 12/25/61 (A)(B)	860,139

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
498,691	4.768%, 08/25/35 (A)	397,065

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
143,195	4.260%, 09/25/34 (A)(B)	124,367

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
247,820	6.470%, T1Y + 2.400%, 11/25/35 (A)(B)	236,845

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	843,797

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	8.169%, SOFR30A + 3.100%, 10/25/41 (A)(B)	734,237

	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1
541,338	7.369%, SOFR30A + 2.300%, 01/25/43 (A)(B)	549,365

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,049,314	6.160%, 12/25/33 (C)	976,560

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
133,729	5.763%, TSFR1M + 0.464%, 06/25/34 (A)	117,810

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,335,629	11.184%, SOFR30A + 6.114%, 08/25/50 (A)(B)	1,489,896

11

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.4% (continued)

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
$ 725,664	10.284%, SOFR30A + 5.214%, 06/25/50 (A)(B)	$780,088

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	8.069%, SOFR30A + 3.000%, 12/25/50 (A)(B)	1,980,000

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	8.569%, SOFR30A + 3.500%, 10/25/33 (A)(B)	2,061,034

	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	10.069%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,002,397

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
24,395	5.375%, 07/25/35 (A)	23,604

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
699,364	4.375%, 10/25/34 (A)	647,403

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
975,756	3.674%, 08/25/35 (A)	737,324

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
888,364	6.000%, 09/25/34	858,862

	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
520,000	3.500%, 04/25/61 (B)(C)	452,223

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
153,377	6.000%, 10/25/37	202,257

	Lehman XS Trust, Series 2006-2N, Class 1A1
470,288	5.933%, TSFR1M + 0.634%, 02/25/46 (A)	417,471

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
713,086	3.422%, 03/25/35 (A)	659,354

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
363,236	4.650%, 04/25/36 (A)	342,710

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
228,053	5.250%, 11/25/33	217,023

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,930,444	5.500%, 03/25/34	1,724,771

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
190,480	5.500%, 06/25/34	183,735

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
271,133	6.000%, 06/25/34	265,586

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
631,439	6.000%, 09/25/34	602,688

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	578,401

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
112,668	5.500%, 11/25/35	102,552

12

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.4% (continued)

	PRPM, Series 2020-4, Class A2
$ 1,290,000	3.436%, 10/25/25 (B)(C)	$1,275,672

	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A)(B)	889,756

	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A)(B)	863,543

	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (B)(C)	463,881

	PRPM, Series 2022-5, Class A1
1,885,211	6.900%, 09/27/27 (B)(C)	1,854,621

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,643,400	4.476%, 03/25/35 (A)	928,795

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,854,473	5.723%, TSFR1M + 0.424%, 07/25/35 (A)	1,839,478

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	886,926

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	398,347

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	726,959

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,724,503

	Total Residential Mortgage-Backed Obligations (Cost $37,980,907)	34,920,675

Corporate Obligation — 0.9%

	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,827,043

	Total Corporate Obligation (Cost $2,999,850)	2,827,043

13

Portfolio of Investments — as of July 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%

	ECAF I BLOCKER Ltd.
$ 900	03/15/40 (D)(E)	$—

	Total Other Investment (Cost $9,000,000)	—

	Total Investments — 93.6% (Cost $327,987,607)	288,410,304
	Other Assets and Liabilities, net — 6.4%	19,876,621

	Net Assets — 100.0%	$308,286,925

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2023, was $242,786,037, representing 78.8% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	No interest rate available.

ABS — Asset-Backed Security

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USD — U.S. Dollar

Amounts designated as “—“ are $0.

14